Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Net finance expense
Net finance expense for the fiscal year ended December 31, 2020 and 2019 is comprised of:

	2020	2019
	$	$
Interest and accretion expense on secured debentures	—	313
Interest expense on convertible promissory notes	—	74
Interest on lease obligations	358	278

Interest on credit facility	76	88
Interest income	(317)	—
Bank fees and other	13	43
	130	796